Depreciation and Amortization (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Depreciation and Amortization Expense Excluded from Operating Expenses

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Direct advertising expenses	$68,507	$71,384	$205,450	$209,630
General and administrative expenses	985	1,009	3,007	3,079
Corporate expenses	4,423	2,778	10,826	8,745

	$73,915	$75,171	$219,283	$221,454

The amounts of depreciation and amortization expense excluded from the following operating expenses in its Statement of Operations are:

	Year Ended December 31,
	2011	2010	2009
Direct expenses	$283,720	$297,517	$318,561
General and administrative expenses	4,224	5,033	6,528
Corporate expenses	11,695	10,153	11,636

	$299,639	$312,703	$336,725